Shareholder Fees {- Fidelity® Arizona Municipal Income Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Arizona Municipal Funds Combo PRO-12 | Fidelity® Arizona Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none